ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA BANCSHARES

ANCORA HOMELAND SECURITY FUND

Class C Shares

Class D Shares

Supplement Dated June 15, 2007 to the Prospectus Dated April 30, 2007.

On June 15, 2007, the Board of Trustees voted to liquidate Ancora Bancshares and distribute its assets to shareholders of that Fund.  Therefore, that Fund is no longer available for investment.

{1219064:}

ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA BANCSHARES

ANCORA HOMELAND SECURITY FUND

Class C Shares

Class D Shares

Supplement Dated June 15, 2007 to the Statement of Additional Information Dated April 30, 2007.

On June 15, 2007, the Board of Trustees voted to liquidate Ancora Bancshares and distribute its assets to shareholders of that Fund.  Therefore, that Fund is no longer available for investment.

{1219064:}